TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Biotechnology — 13.7%
Berkeley Lights, Inc. (a)	20,200	$1,014,646
Guardant Health, Inc. (a)	10,459	1,596,566
Relay Therapeutics, Inc. (a)	28,653	990,534
		3,601,746
Computers — 20.9%
Crowdstrike Holdings, Inc. - Class A (a)	10,401	2,099,778
Varonis Systems, Inc. (a)	8,472	1,429,460
Zscaler, Inc. (a)	10,407	1,971,973
		5,501,211
Internet — 11.9%
Amazon.com, Inc. (a)	273	844,684
Anaplan, Inc. (a)	21,750	1,171,238
Okta, Inc. (a)	5,130	1,130,806
		3,146,728
Pharmaceuticals — 3.5%
AbCellera Biologics, Inc. (a)(b)	27,042	918,346

Semiconductors — 12.3%
Advanced Micro Devices, Inc. (a)	14,263	1,119,646
NVIDIA Corp.	2,168	1,157,560
Xilinx, Inc.	7,671	950,437
		3,227,643
Software — 37.1% (c)
C3.ai, Inc. - Class A (a)	10,530	694,032
Datadog, Inc. - Class A (a)	15,207	1,267,351
Elastic N.V. (a)(b)	9,130	1,015,256
ROBLOX Corp. - Class A (a)	16,022	1,038,706
salesforce.com, Inc. (a)	3,664	776,292
Schrodinger, Inc. (a)	14,867	1,134,203
ServiceNow, Inc. (a)	1,980	990,218
Twilio, Inc. - Class A (a)	5,091	1,734,809
Unity Software, Inc. (a)	11,279	1,131,397
		9,782,264
TOTAL COMMON STOCKS (Cost $24,974,080)		26,177,938

MONEY MARKET FUNDS — 0.6%
First American Treasury Obligations Fund - Class X, 0.03% (d)	175,740	175,740
TOTAL MONEY MARKET FUNDS (Cost $175,740)		175,740

TOTAL INVESTMENTS (Cost $25,149,820) — 100.0%		26,353,678
Other assets and liabilities, net — (0.0)%		(9,162)
NET ASSETS — 100.0%		$26,344,516

(a) Non-income producing security.
(b) Foreign issued security.
(c) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d) The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$26,177,938	$-	$-	$26,177,938
Money Market Funds	175,740	-	-	175,740
Total Investments - Assets	$26,353,678	$-	$-	$26,353,678